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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Brian C. Broderick
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes      60 State Street      Boston,      MA           02109
--------------------------------------------------------------------------------
Business Address       (Street)             (City)       (State)      (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of May, 2005.

                                   Brian C. Broderick
                                   ---------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   ---------------------------------------------
                                   (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.:  Name:                  13F File No.:
--------------------------  -------------  ---------------------  -------------
1. John M. Cornish          28-5362        6. Michael J. Puzo     28-06165
--------------------------  -------------  ---------------------  -------------
2. Michael B. Elefante      28-06281       7. Kurt F. Somerville  28-10379
--------------------------  -------------  ---------------------  -------------
3. Roy A. Hammer            28-5798        8.
--------------------------  -------------  ---------------------  -------------
4. Stephen W. Kidder (35)*  28-11134       9.
--------------------------  -------------  ---------------------  -------------
5. Lawrence T. Perera       28-06167       10.
--------------------------  -------------  ---------------------  -------------

* Refers to manager number on attached detail in Item 7.

AS OF: MARCH 31, 2005           FORM 13F          SEC FILE # BRIAN C. BRODERICK/

                                                                                        ITEM 6:                        ITEM 8:
                                                                           ITEM 5:     INVESTMENT                 VOTING AUTHORITY
                                                ITEM 3:       ITEM 4:    SHARES OR     DISCRETION               --------------------
          ITEM 1:                 ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   -------------    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER         TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
---------------------------   --------------   ---------   -----------   ---------   ---  ---  ---   --------   ----  --------  ----
ABBOTT LABS                   COMMON STOCK     002824100        568671      12198               xx                        2448
                                                                                                xx      35                9750

ALBERTO CULVER CO.            COMMON STOCK     013068101        230925       4825               xx                        2425
                                                                                                xx      35                2400

AMAZON NOTE CONV SUB DEB      CONV.            023135AF3        999900    1010000               xx                      565000
                              CORPORATE                                                         xx      35              445000
                              BONDS

AMERICAN INTERNATIONAL        COMMON STOCK     026874107        381609       6887               xx                        5587
GROUP INC.                                                                                      xx      35                1300

AMGEN INC.                    COMMON STOCK     031162100       1004123      17250               xx                       10850
                                                                                                xx      35                6400

ANALOG DEVICES, INC.          COMMON STOCK     032654105        633534      17530               xx                       10355
                                                                                                xx      35                7175

ANHEUSER BUSCH CO INC.        COMMON STOCK     035229103        331730       7000               xx                        7000

APTARGROUP INC                COMMON STOCK     038336103        504206       9700               xx                        6375
                                                                                                xx      35                3325

AUTOMATIC DATA PROCESSING     COMMON STOCK     053015103        465233      10350               xx                        6050
                                                                                                xx      35                4300

AVERY DENNISON CORP.          COMMON STOCK     053611109        442800       7150               xx                        4650
                                                                                                xx      35                2500

BP PLC ADR                    COMMON STOCK     055622104       1568798      25141               xx                       15552
                                                                                                xx      35                9589

BEA SYSTEMS INC.              CORPORATE        073325AD4       1015838    1030000               xx                      560000
                              BONDS                                                             xx      35              470000

BIOMET INC                    COMMON STOCK     090613100        420173      11575               xx                        7875
                                                                                                xx      35                3700

AS OF: MARCH 31, 2005           FORM 13F          SEC FILE # BRIAN C. BRODERICK/

                                                                                        ITEM 6:                        ITEM 8:
                                                                           ITEM 5:     INVESTMENT                 VOTING AUTHORITY
                                                ITEM 3:       ITEM 4:    SHARES OR     DISCRETION               --------------------
          ITEM 1:                 ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   -------------    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER         TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
---------------------------   --------------   ---------   -----------   ---------   ---  ---  ---   --------   ----  --------  ----
CANADIAN NATIONAL RAILWAY     COMMON STOCK     136375102       1047907      16552               xx                        9455
CO.                                                                                             xx      35                7097

CHEVRONTEXACO CORP.           COMMON STOCK     166764100        846195      14512               xx                        7212
                                                                                                xx      35                7300

CISCO SYS INC.                COMMON STOCK     17275R102        334006      18670               xx                       13220
                                                                                                xx      35                5450

CITIZENS COMMUNICATIONS CO    COMMON STOCK     17453B101        162552      12562               xx                       12562

COCA COLA CO.                 COMMON STOCK     191216100        329193       7900               xx                        6800
                                                                                                xx      35                1100

E I DU PONT DE NEMOURS &      COMMON STOCK     263534109        449221       8767               xx                        7567
CO.                                                                                             xx      35                1200

E M C CORP.                   COMMON STOCK     268648102        349506      28369               xx                       15200
                                                                                                xx      35               13169

EMERSON ELECTRIC CO.          COMMON STOCK     291011104        764226      11770               xx                        6720
                                                                                                xx      35                5050

ENCANA CORP.                  COMMON STOCK     292505104       1192563      16935               xx                       11975
                                                                                                xx      35                4960

EXXON MOBIL CORP.             COMMON STOCK     30231G102       3367162      56496               xx                       45140
                                                                                                xx      35               11356

GANNETT CO.                   COMMON STOCK     364730101        245148       3100               xx                        3100

GENERAL ELECTRIC CO.          COMMON STOCK     369604103       1691575      46910               xx                       37010
                                                                                                xx      35                9900

INTEL CORPORATION             COMMON STOCK     458140100       1259809      54232               xx                       34782
                                                                                                xx      35               19450

IVAX CORP                     CORPORATE        465823AG7       1131413    1130000               xx                      635000
                              BONDS                                                             xx      35              495000

AS OF: MARCH 31, 2005           FORM 13F          SEC FILE # BRIAN C. BRODERICK/

                                                                                        ITEM 6:                        ITEM 8:
                                                                           ITEM 5:     INVESTMENT                 VOTING AUTHORITY
                                                ITEM 3:       ITEM 4:    SHARES OR     DISCRETION               --------------------
          ITEM 1:                 ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   -------------    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER         TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
---------------------------   --------------   ---------   -----------   ---------   ---  ---  ---   --------   ----  --------  ----
JEFFERSON-PILOT CORP.         COMMON STOCK     475070108       1223062      24935               xx                       15498
                                                                                                xx      35                9437

JOHNSON & JOHNSON             COMMON STOCK     478160104       2139046      31850               xx                       25350
                                                                                                xx      35                6500

KIMBERLY CLARK CORP           COMMON STOCK     494368103        278038       4230               xx                        4030
                                                                                                xx      35                 200

KOPIN                         COMMON STOCK     500600101         63242      20600               xx                       11800
                                                                                                xx      35                8800

KOSAN BIOSCIENCES INC         RESTRICTED       50064W107        246000      60000               xx                       60000
                                                                                                xx      35

ELI LILLY & CO.               COMMON STOCK     532457108        208400       4000               xx                        4000

MCDONALD'S CORP.              COMMON STOCK     580135101        295830       9500               xx                        9500

MERCK & CO INC.               COMMON STOCK     589331107        731238      22590               xx                       12330
                                                                                                xx      35               10260

MICROSOFT CORP.               COMMON STOCK     594918104        444728      18400               xx                       12200
                                                                                                xx      35                6200

NOKIA CORP ADR A              COMMON STOCK     654902204        222192      14400               xx                        6600
                                                                                                xx      35                7800

ORACLE CORP.                  COMMON STOCK     68389X105        182832      14650               xx                        9250
                                                                                                xx      35                5400

PEPSICO INC.                  COMMON STOCK     713448108        344695       6500               xx                        3850
                                                                                                xx      35                2650

PFIZER INC.                   COMMON STOCK     717081103        576942      21962               xx                       20962
                                                                                                xx      35                1000

PROCTER & GAMBLE CO.          COMMON STOCK     742718109       1776295      33515               xx                       24925
                                                                                                xx      35                8590

SIGMA ALDRICH CORP            COMMON STOCK     826552101        355250       5800               xx                        5800

AS OF: MARCH 31, 2005           FORM 13F          SEC FILE # BRIAN C. BRODERICK/

                                                                                        ITEM 6:                        ITEM 8:
                                                                           ITEM 5:     INVESTMENT                 VOTING AUTHORITY
                                                ITEM 3:       ITEM 4:    SHARES OR     DISCRETION               --------------------
          ITEM 1:                 ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   -------------    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER         TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)  (B)  (C)   MANAGERS   SOLE   SHARED   NONE
---------------------------   --------------   ---------   -----------   ---------   ---  ---  ---   --------   ----  --------  ----
J M SMUCKER CO NEW            COMMON STOCK     832696405        797255      15850               xx                        9950
                                                                                                xx      35                5900

STATE STREET CORP.            COMMON STOCK     857477103        406203       9291               xx                        3545
                                                                                                xx      35                5746

3 M COMPANY                   COMMON STOCK     88579Y101       2073184      24194               xx                       18704
                                                                                                xx      35                5490

V F CORP                      COMMON STOCK     918204108        340646       5760               xx                        5760

WACHOVIA CORP 2ND NEW         COMMON STOCK     929903102        407280       8000               xx                        8000

WYETH                         COMMON STOCK     983024100        326895       7750               xx                        3450
                                                                                                xx      35                4300

TOTAL:                                                      35,177,269